TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2019	2018
Deferred tax assets:
Net operating losses carryforward and tax credits	$31,254	$88,528
Intra-entity transfer of certain intangible assets (*)	18,798	—
Operating leases liabilities	24,398	—
Share based payments	19,017	21,631
Research and development costs	3,645	3,473
Reserves, allowances and other	31,090	21,838
Deferred tax assets before valuation allowance	128,202	135,470
Valuation allowance	(9,145)	(11,211)
Deferred tax assets	119,057	124,259

Deferred tax liabilities:
Acquired intangibles	(87,711)	(126,318)
Operating lease right-of-use assets	(20,357)	—
Acquired deferred revenue	(760)	(2,033)
Internal Use Software and other Fixed Assets	(14,779)	(15,677)
Prepaid Compensation Expenses	(17,446)	(12,062)
Deferred tax liabilities	(141,053)	(156,090)

Deferred tax liabilities, net	$(21,996)	$(31,831)
(*) During the year ended December 31, 2019, the Company completed an intra-entity transfer of certain intangible assets to a different tax jurisdiction. As a result of the transfer, the Company utilized net operating losses carried forward and consequently released the valuation allowance on certain deferred tax assets, incurred a tax expense on capital gain, released certain deferred tax liabilities and recorded a deferred tax asset.

	December 31,
	2019	2018
Deferred tax assets	$30,513	$12,309
Deferred tax liabilities	(52,509)	(44,140)
Deferred tax liabilities, net	$(21,996)	$(31,831)

Schedule of Effective Income Tax Rate Reconciliation	A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year Ended December 31,
	2019	2018	2017
Income before taxes on income, as reported in the consolidated statements of income	$234,273	$186,715	$129,660
Statutory tax rate in Israel	23.0%	23.0%	24.0%
Preferred Enterprise / Preferred Technology Enterprise benefits (*)	(7.7)%	(13.0)%	(16.8)%
Changes in valuation allowance	0.7%	—	—%
Earnings taxed under foreign law	17.9%	(1.8)%	(4.6)%
Tax settlements and other adjustments	5.8%	7.0%	14.3%
U.S. Tax Reform one-time adjustment		(1.6)%	(23.9)
Intangible assets transfer	(14.2)%
Other	(4.9)%	1.1%	(3.5)%
Effective tax rate	20.6%	14.7%	(10.5)%
(*)The effect of the benefit resulting from the "Preferred Enterprise/Preferred Technology Enterprise benefits " status on net earnings per ordinary share is as follows:

Schedule of Effect on Benefit Resulting from "Preferred Enterprise" Status on Net Earnings Per Ordinary Share

	Year Ended December 31,
	2019	2018	2017
Basic	$0.29	$0.39	$0.36
Diluted	$0.28	$0.38	$0.35

Schedule of Income Before Income Taxes on Income	Income before taxes on income is comprised as follows:

	Year Ended December 31,
	2019	2018	2017
Domestic	$169,236	$193,664	$188,070
Foreign	65,037	(6,949)	(58,410)
	$234,273	$186,715	$129,660

Schedule of Taxes on Income (Tax Benefit)	Taxes on income (tax benefit) are comprised as follows:

	Year Ended December 31,
	2019	2018	2017
Current	$60,586	$57,549	$57,174
Deferred	(12,217)	(30,172)	(70,805)

	48,369	27,377	(13,631)

Domestic	8,614	29,947	27,673
Foreign	39,755	(2,570)	(41,304)
	$48,369	$27,377	$(13,631)
Of which:

	Year Ended December 31,
	2019	2018	2017
Domestic taxes:
Current	$29,075	$34,370	$22,808
Deferred	(20,461)	(4,423)	4,865

	8,614	29,947	27,673
Foreign taxes:
Current	31,196	23,179	34,366
Deferred	8,559	(25,749)	(75,670)

	39,755	(2,570)	(41,304)

Taxes on income (tax benefit)	$48,369	$27,377	$(13,631)

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2019	2018
Uncertain tax positions, beginning of year	$58,560	$43,984
Increases/(Decreases) in tax positions for prior years	(3,443)	5,121
Increases in tax positions for current year	15,749	13,353
Settlements	—	(3,471)
Expiry of the statute of limitations	(5,982)	(427)

Uncertain tax positions, end of year	$64,884	$58,560